Operating Leases - Schedule of Operating Lease Liability, Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Liability, Payments, Due prior year	$ 0.0	$ 17.2
Liability, Payments, Next twelve months	17.0	14.2
Liability, Payments, Due year two	17.0	13.5
Liability, Payments, Due year three	16.5	12.6
Liability, Payments, Due year four	16.1	12.2
Liability, Payments, Due year five	15.3	12.0
Liability, Payments, Due after year five	61.8	51.4
Total minimum lease payments	143.7	133.1
Less imputed interest	(28.5)	(27.1)
Operating lease liabilities	$ 115.2	$ 106.0